Note 16 - Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

16.  Equity:

There were no equity transactions during 2013 other than the special dividend of $66.56 per share payable on December 30, 2013 to stockholders of record on November 1, 2013 and a dividend note of $10.89 per share issued on January 31, 2014 to stockholders of record on December 31, 2013. The special dividend resulted in a total cash distribution of approximately $68,000,000 and a noncash equity ownership interest in GSD LLC of approximately $30,685,000.  The dividend note of approximately $16,145,000 ($10.89/share) enables the Company to meet the forecasted minimum REIT taxable income distribution requirement for 2013.

There were no equity transactions during 2012 other than the special dividend of $38.30 per share payable on December 14, 2012 to stockholders of record on December 1, 2012. The special dividend resulted in a total distribution of $56,786,652.

During the year ending December 31, 2011, the Company filed a registration statement on Form S-3 with the Securities and Exchange Commission to register a number of shares of the Company’s common stock to be offered in a rights offering by the Company to its shareholders with gross proceeds (if all rights are exercised) of $9,210,000 or $10,210,000 if an over-allotment option is exercised. The Company received subscriptions for approximately 294,685 shares, greatly exceeding the maximum shares offered of 173,305, and the Company elected to exercise its overallotment option to issue an additional 19,336 shares to satisfy over-subscription requests. Shareholders were allocated 100% of their basic subscriptions. The rights offering resulted in 192,641 common shares issued, and net proceeds (after expenses) raised of $9,961,476. The net proceeds increased the balance in common stock and additional paid in capital by $192,641 and $9,768,835, respectively.

The changes in accumulated other comprehensive income (loss) by component, on a net of tax basis are as follows:

	Pension Plan Adjustments	Unrealized Gains (Losses) on Investments	Unrealized Gains (Losses) on Interest Rate Swaps	Total
Balance – January 1, 2011	$222,985	$-	$(120,602)	$102,383
Other comprehensive income before reclassifications	93,427	-	-	93,427
Amounts reclassified from accumulated other comprehensive income	(24,381)	-	120,602	96,221
Net current period other comprehensive income	69,046	-	120,602	189,648
Balance – December 31, 2011	292,031	-	-	292,031
Other comprehensive income before reclassifications	(1,566,743)	74,287	-	(1,492,456)
Amounts reclassified from accumulated other comprehensive income	4,622	-	-	4,622
Net current period other comprehensive income	(1,562,121)	74,287	-	(1,487,834)
Balance – December 31, 2012	(1,270,090)	74,287	-	(1,195,803)

Other comprehensive income before reclassifications	1,806,641	(139,460)	-	1,667,181
Amounts reclassified from accumulated other comprehensive income	(352,589)	-	-	(352,589)
Net current period other comprehensive income	1,454,052	(139,460)	-	1,314,592
Balance – December 31, 2013	$183,962	$(65,173)	$-	$118,789